CONTINGENCIES, COMMITMENTS AND RESPONSIBILITIES (Details 2) - CLP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Third Party Operations
Collections	$ 26,143	$ 41,171
Transferred financial assets administred by the bank	997,530	883,902
Third party funds under management	2,215,038	1,165,764
Subtotal	3,238,711	2,090,837
Security Custody
Security in custody held by the bank	8,675,906	5,636,858
Securities in custody deposited in another entity	549,848	455,678
Bank-issued Securities	163,713	200,333
Subtotal	9,389,467	6,292,869
Total	$ 12,628,178	$ 8,383,706